INVENTORIES, NET (Details) - USD ($) $ in Thousands	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES, NET
Raw materials	$ 57,165	$ 37,010	$ 19,035
Finished goods	23,540	27,808	16,576
Inventory, Net, Total	$ 80,705	$ 64,818	$ 35,611